Consolidated Statements of Operations - Nickel Road Operating LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
REVENUES
Total revenues	$ 30,781,291	$ 34,210,491
OPERATING EXPENSES
Production taxes	1,938,671	3,422,294
Lease operating	4,169,222	3,316,866
Depreciation, depletion, and amortization	10,725,647	12,852,983
General and administrative	3,017,990	3,098,777
Impairment	29,719,123
Total operating expenses	49,570,653	22,690,920
INCOME (LOSS) FROM OPERATIONS	(18,789,362)	11,519,571
OTHER INCOME (EXPENSE)
Interest expense	(974,935)	(1,524,751)
Gain on sale of oil and gas properties	5,372,679	6,261,551
Gain (loss) on derivative instruments	(47,440)	(472,048)
Other income (expense)	1,237	(7,158)
Total other income	4,351,541	4,257,594
NET INCOME (LOSS)	(14,437,821)	15,777,165
Oil and Gas [Member]
REVENUES
Total revenues	$ 30,781,291	$ 34,210,491